GMO Trust | GMO Emerging Markets Fund
GMO EMERGING MARKETS FUND
Investment objective
Total return in excess of that of its benchmark, the S&P/IFCI Composite Index.
Fees and expenses
The tables below describe the fees and expenses that you may pay for each class of shares if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees - GMO Trust GMO Emerging Markets Fund	Class II		Class III		Class IV		Class V	Class VI
Purchase premium (as a percentage of amount invested)	0.80%		0.80%		0.80%		0.80%	0.80%
Redemption fee (as a percentage of amount redeemed)	0.80%	[1]	0.80%	[1]	0.80%	[1]	0.80%	0.80%
[1]	Applies only to shares acquired on or after June 1, 1995 (including shares acquired by reinvestment of dividends or other distribution). With respect to Class III shares purchased through third-party intermediaries and any shares acquired prior to March 27, 2002, the level of redemption fee charged by the Fund is 0.40%.

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - GMO Trust GMO Emerging Markets Fund		Class II	Class III	Class IV	Class V	Class VI
Management fee	[1]	0.75%	0.75%	0.75%	0.75%	0.75%
Shareholder service fee	[1]	0.22%	0.15%	0.105%	0.085%	0.055%
Other expenses		0.11%	0.11%	0.11%	0.11%	0.11%
Acquired fund fees and expenses (underlying fund expenses)	[2]	0.02%	0.02%	0.02%	0.02%	0.02%
Total annual operating expenses		1.10%	1.03%	0.99%	0.97%	0.94%
Expense reimbursement	[1]	(0.03%)	(0.01%)	(0.01%)	(0.04%)	(0.04%)
Total annual operating expenses after expense reimbursement	[3]	1.07%	1.02%	0.98%	0.93%	0.90%
[1]	Grantham, Mayo, Van Otterloo & Co. LLC (the "Manager" or "GMO") has contractually agreed to reimburse the Fund for the following expenses to the extent that they are borne by the Fund: audit expenses, fund accounting expenses, pricing service expenses, non-investment related tax expenses, transfer agency expenses, non-investment related legal expenses provided to the Fund by or at the direction of the Manager, federal securities law filing expenses, printing expenses and state and federal registration fees. The Manager also has agreed to waive and/or reduce the Fund's management fees and shareholder service fees to the extent necessary to offset the management fees and shareholder service fees directly or indirectly paid to the Manager as a result of the Fund's direct or indirect investments in other GMO Funds. Management fees and shareholder service fees will not be waived below zero. In addition, the Manager has agreed to waive the shareholder service fees charged to each class of the Fund to the extent necessary to prevent the shareholder service fees paid by the class from exceeding the following amounts of the class's average daily net assets: 0.20% for Class II shares, 0.15% for Class III shares, 0.10% for Class IV shares, 0.05% for Class V shares, and 0.02% for Class VI shares. These waivers and reimbursements will continue through at least June 30, 2013, and may not be terminated prior to this date without the action or consent of the Fund's Board of Trustees.
[2]	These indirect expenses include commission fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.01% and 0.01%, respectively.
[3]	Total annual operating expenses after expense reimbursement (Fund and underlying fund expenses)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example - GMO Trust GMO Emerging Markets Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class II	271	[1]	513	775	1,523
Class III	266	[1]	493	740	1,446
Class IV	262	[1]	481	718	1,400
Class V	257	[1]	472	705	1,374
Class VI	254	[1]	463	689	1,340
[1]	After reimbursement

If you do not sell your shares
Expense Example, No Redemption - GMO Trust GMO Emerging Markets Fund (USD $)	1 Year		3 Years	5 Years	10 Years
Class II	188	[1]	424	678	1,407
Class III	183	[1]	404	643	1,328
Class IV	179	[1]	392	622	1,282
Class V	174	[1]	383	608	1,257
Class VI	171	[1]	373	592	1,222
[1]	After reimbursement

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 29, 2012, the Fund’s portfolio turnover rate (excluding short-term investments) was 108% of the average value of its portfolio.
Principal investment strategies
The Fund typically makes equity investments directly and indirectly (e.g., through underlying funds or derivatives) in companies tied economically to emerging markets. “Emerging markets” include all markets that are not treated as “developed markets” in the MSCI World Index or MSCI EAFE Index. The term “equity investments” refers to direct and indirect investments in common stocks and other stock-related securities, such as preferred stocks, convertible securities, depositary receipts, and exchange-traded equity REITs and income trusts. Under normal circumstances, the Fund invests directly and indirectly at least 80% of its assets in investments tied economically to emerging markets (see “Name Policies”). In addition to investing in companies tied economically to emerging markets, the Fund may invest in companies that the Manager believes are likely to benefit from growth in the emerging markets.

The Manager uses proprietary quantitative techniques and fundamental analysis to evaluate and select countries, sectors, and equity investments based on factors including, but not limited to, valuation and patterns of price movement or price volatility.

As a substitute for direct investments in equities, the Manager may use exchange-traded and over-the-counter (“OTC”) derivatives and exchange-traded funds (“ETFs”). The Manager also may use derivatives and ETFs: (i) in an attempt to reduce investment exposures (which may result in a reduction below zero); (ii) in an attempt to adjust elements of the Fund’s investment exposure; and (iii) as a substitute for securities lending. Derivatives used may include options, futures, warrants, swap contracts, and reverse repurchase agreements. The Fund’s non-U.S. currency exposure may differ from the currency exposure represented by its equity investments. In addition, the Fund may take active overweighted and underweighted positions in particular currencies relative to its benchmark. In addition, the Fund may lend its portfolio securities.

For cash management purposes, the Fund may invest in U.S. Treasury Fund and unaffiliated money market funds.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. The Fund is a non-diversified investment company under the Investment Company Act of 1940, as amended, and therefore a decline in the market value of a particular security held by the Fund may affect the Fund’s performance more than if the Fund were a diversified investment company. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, see “Description of Principal Risks.”
  Market Risk – Equity Securities – The market price of equity investments may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If the Fund purchases equity investments at a discount from their value as determined by the Manager, the Fund runs the risk that the market prices of these investments will not appreciate to or decline from that value for a variety of reasons, one of which may be the Manager’s overestimation of the value of those investments. Because the Fund normally does not take temporary defensive positions, declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the U.S. In addition, the Fund may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. securities, (ii) transactions in those securities and (iii) the repatriation of proceeds generated from the sale of those securities. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to participating brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of the Fund’s non-U.S. currency holdings and investments denominated in non-U.S. currencies.
  Liquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund from selling particular securities or unwinding derivative positions at desirable prices. In addition, the Fund may buy securities that are less liquid than those in its benchmark.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, or may lack managers with experience or depend on a few key employees. The securities of small- and mid-cap companies often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations. The Fund may buy securities that have smaller market capitalizations than those in its benchmark.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. The Fund’s portfolio managers may use quantitative analyses and models, and any imperfections or limitations in those analyses and models could affect the ability of the portfolio managers to implement the strategies they wish to pursue. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s fundamental assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Counterparty Risk – The Fund runs the risk that the counterparty to an OTC derivatives contract or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments or otherwise honor its obligations.
  Focused Investment Risk – Focusing investments in a limited number of countries and geographic regions creates more risk than if the Fund’s investments were less correlated.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to the value of the relevant underlying assets, rates, or indices. Derivatives also present other risks, including market risk, liquidity risk, currency risk and counterparty risk.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying funds in which it invests, including the risk that those funds (including ETFs) will not perform as expected.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the magnitude of the Fund’s losses when the value of its investments (including derivatives) declines.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor or another GMO Fund) or a group of shareholders with a common investment strategy (e.g., GMO asset allocation accounts), the Fund is subject to the risk that a redemption by those shareholders of all or a large portion of their Fund shares will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). After-tax returns are shown for Class III shares only; after-tax returns for other classes will vary. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 31.90% (2Q2009) Lowest Quarter: –30.50% (4Q2008) Year-to-Date (as of 3/31/12): 13.28%
Average Annual Total Returns Periods Ending December 31, 2011
Average Annual Total Returns - GMO Trust GMO Emerging Markets Fund		1 Year	5 Years	10 Years	Incept.	Inception Date
Class II	[1]	(18.51%)	0.49%	14.91%	9.60%	Nov. 29, 1996
Class III		(18.43%)	0.56%	15.00%	8.85%	Dec. 09, 1993
Class IV		(18.40%)	0.61%	15.05%	11.36%	Jan. 09, 1998
Class V	[2]	(18.39%)	0.64%		15.16%	Aug. 04, 2003
Class VI		(18.33%)	0.67%		15.56%	Jun. 30, 2003
Return After Taxes on Distributions Class III		(20.05%)	(1.47%)	12.84%	7.24%	Dec. 09, 1993
Return After Taxes on Distributions and Sale of Fund Shares Class III		(9.33%)	0.68%	13.38%	7.55%	Dec. 09, 1993
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes) Class II		(19.03%)	2.79%	15.02%	7.89%	Nov. 29, 1996
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes) Class III		(19.03%)	2.79%	15.02%	6.40%	Dec. 09, 1993
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes) Class IV		(19.03%)	2.79%	15.02%	10.60%	Jan. 09, 1998
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes) Class V		(19.03%)	2.79%		15.75%	Aug. 04, 2003
S&P/IFCI Composite Index (reflects no deduction for fees, expenses, or taxes) Class VI		(19.03%)	2.79%		16.28%	Jun. 30, 2003
[1]	For the period from January 9, 1998 to August 12, 2009, no Class II shares were outstanding. The returns shown in the table for that period are those of Class III shares, which have been adjusted downward to reflect Class II's higher total annual operating expenses (Class II's expenses during these periods were calculated by adjusting Class III's actual total annual operating expenses during such periods upward by the current differential between "Total annual operating expenses" for Class II and Class III shares shown in the Fund's "Annual Fund operating expenses" table).
[2]	For the period from October 26, 2004 to February 11, 2005, no Class V shares were outstanding. The returns shown in the table for that period are those of Class IV shares, which have higher expenses.